Share-Based Payment in a Consolidated Subsidiary - Schedule of Fair Value of the Options (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
The Company share price (in Dollars per share)	$ 3.05	[1]
Exercise price (in Dollars per share)	$ 4
Expected volatility in the Company’s share price	40.84%
Risk-free interest	4.00%
Expected dividend yield (in Dollars) | $
Top of Range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected life of the warrants (in years)	4
Bottom of Range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected life of the warrants (in years)	3
Black Scholes Option Pricing Model [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
The Company share price (in Dollars per share)	$ 6.8	[2]
Expected dividend yield (in Dollars) | $
Black Scholes Option Pricing Model [Member] | Top of Range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in Dollars per share)	$ 2.79
Expected volatility in the Company’s share price	49.40%
Expected life of the warrants (in years)	8
Risk-free interest	3.86%
Black Scholes Option Pricing Model [Member] | Bottom of Range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in Dollars per share)	$ 1.27
Expected volatility in the Company’s share price	39.90%
Expected life of the warrants (in years)	5
Risk-free interest	4.29%

[1]	The Company’s share price is determined based on the granted date.
[2]	The Company’s share price is determined based on The Company’s value as appraised by the appraiser as of the award date, while using the discounted cash flow method, and at a discount rate of 18%.